Summary of Deposit Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 171,246
Notice	776,251
Term	468,923	$ 312,387
Total deposits	1,416,420	1,261,921
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	763,069
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	584,769
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	68,582
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	21,745
Notice	569,432
Term	69,661	51,081
Total deposits	660,838	633,498
Personal [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	315,516
Personal [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	345,322
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	15,331
Notice	256
Term	22,676
Total deposits	38,263	20,917
Bank Deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	25,021
Bank Deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	9,769
Bank Deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,473
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	134,170
Notice	206,563
Term	190,136	115,101
Total deposits	530,869	470,710
Business and government [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	365,172
Business and government [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	160,218
Business and government [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	5,479
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	171,246
Notice	776,251
Term	282,473
Total deposits	1,229,970	1,125,125
Personal Banks Business And Goverment [Member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	705,709
Personal Banks Business And Goverment [Member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	515,309
Personal Banks Business And Goverment [Member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	8,952
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term	23,805	22,891
Total deposits	23,805	22,891
Trading deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	13,564
Trading deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,225
Trading deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	8,016
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term	162,645	113,905
Total deposits	162,645	113,905
Deposits designated at fair value through profit or loss [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	43,796
Deposits designated at fair value through profit or loss [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	67,235
Deposits designated at fair value through profit or loss [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	51,614
Non interest bearing deposits [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	76,551	72,705
Non interest bearing deposits [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	91,175	82,756
Interest bearing deposits 1 [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	686,518	626,562
Interest bearing deposits 1 [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	552,678	479,890
Interest bearing deposits 1 [member] | US federal funds deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 9,498	$ 8